UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET
MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2011

Schedule of investments (unaudited)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 96.7%
Arizona — 1.8%
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	$1,000,000	$1,015,830
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	1,500,000	1,353,870
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	514,080
Total Arizona				2,883,780
Arkansas — 0.4%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	600,000	614,310	(a)
California — 4.5%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Asset Backed	7.800%	6/1/42	2,000,000	2,267,260	(b)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,315,280
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,000,000	2,214,040
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	533,100
Total California				7,329,680
Colorado — 5.1%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Peak to Peak Project	7.500%	8/15/21	665,000	666,583	(b)
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	655,941
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	461,749
Elbert County Charter	7.375%	3/1/35	785,000	733,245
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,298,520
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	820,270
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	500,000	605,665	(b)
Total Colorado				8,241,973
Delaware — 4.1%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	4,000,000	3,627,600
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	3,000,000	2,991,510
Total Delaware				6,619,110
District of Columbia — 1.2%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/20	1,895,000	1,978,721
Florida — 6.2%
Beacon Lakes, FL, Community Development District, Special Assessment	6.900%	5/1/35	815,000	816,002
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,500,000	1,412,775
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	885,000	873,566
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	6.000%	11/15/25	1,000,000	1,069,590	(b)
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	2,000,000	2,008,100	(a)
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	1,000,000	979,960

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida — continued
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	$155,000	$168,400	(c)
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	2,000,000	1,431,060
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,000,000	350,000	(d)
University of Central Florida, COP, FGIC	5.000%	10/1/25	1,000,000	957,820
Total Florida				10,067,273
Georgia — 6.7%
Atlanta, GA, Airport Revenue:
AGM	5.000%	1/1/26	1,000,000	1,021,950
FGIC	5.625%	1/1/30	1,000,000	1,006,690	(a)
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,012,220
Atlanta, GA, Tax Allocation, Atlantic Station Project	7.900%	12/1/24	2,500,000	2,588,450	(b)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,136,400
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,080,170
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates	7.250%	11/15/29	1,000,000	1,001,600
Total Georgia				10,847,480
Hawaii — 2.7%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	6.400%	11/15/14	550,000	551,188
Craigside Retirement Residence	7.500%	11/15/15	1,500,000	1,529,220
Craigside Retirement Residence	8.750%	11/15/29	200,000	228,854
Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,107,120
Total Hawaii				4,416,382
Illinois — 2.4%
Cook County, IL, Revenue, Navistar International Corp.	6.500%	10/15/40	2,000,000	2,059,720
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.125%	5/15/40	1,000,000	987,210
Refunding, Chicago Charter School Project	5.000%	12/1/26	1,000,000	892,290
Total Illinois				3,939,220
Indiana — 0.5%
County of St. Joseph, IN, EDR:
Holy Cross Village Notre Dame Project	6.000%	5/15/26	285,000	267,700
Holy Cross Village Notre Dame Project	6.000%	5/15/38	550,000	486,211
Total Indiana				753,911
Kansas — 0.7%
Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health	5.000%	10/1/22	1,150,000	1,193,941
Kentucky — 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,092,900
Louisiana — 0.5%
Epps, LA, COP	8.000%	6/1/18	855,000	858,463
Maryland — 1.9%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,167,610

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts — 1.2%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	$785,000	$657,854	(a)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	1,000,000	1,060,680
Massachusetts State Port Authority Revenue	13.000%	7/1/13	150,000	175,887	(c)
Total Massachusetts				1,894,421
Michigan — 5.1%
Allen Academy, COP	7.500%	6/1/23	2,130,000	2,146,507
Cesar Chavez Academy, COP	6.500%	2/1/33	1,000,000	1,002,150
Cesar Chavez Academy, COP	8.000%	2/1/33	1,000,000	1,040,220
Gaudior Academy, COP	7.250%	4/1/34	1,000,000	907,480
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,306,080
Star International Academy, COP	7.000%	3/1/33	940,000	922,507
Total Michigan				8,324,944
Missouri — 0.8%
Missouri State HEFA Revenue, Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,339,104
Montana — 1.3%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,145,000	2,048,239	(a)
New Jersey — 3.6%
Casino Reinvestment Development Authority Revenue, NATL	5.250%	6/1/20	1,500,000	1,526,385
New Jersey State EDA Revenue, Refunding	6.875%	1/1/37	5,000,000	4,367,900	(a)
Total New Jersey				5,894,285
New Mexico — 0.6%
Otero County, NM, COP, Jail Project Revenue	7.500%	12/1/24	1,000,000	982,540
New York — 5.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	2,000,000	2,036,660
New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program	8.125%	7/1/19	340,000	344,335
New York Liberty Development Corp., Liberty Revenue, Refunding, Second Priority, Bank of America	6.375%	7/15/49	5,000,000	5,139,350
Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association	7.750%	1/1/22	755,000	779,319	(b)
Total New York				8,299,664
Ohio — 2.7%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	1,465,000	1,467,271
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	1,500,000	1,532,280
Riversouth Authority, OH, Revenue, Riversouth Area Redevelopment	5.000%	12/1/25	1,260,000	1,312,605
Total Ohio				4,312,156
Oklahoma — 1.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	6.875%	11/1/23	1,300,000	1,348,490
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,041,730
Total Oklahoma				2,390,220

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania — 4.2%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	$1,000,000	$1,103,970	(b)
Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project	6.000%	11/15/35	1,000,000	907,620
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	959,470
Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project	7.500%	2/15/29	900,000	784,845
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	2,000,000	2,080,340
Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95	7.750%	12/1/17	1,000,000	1,001,670	(a)
Total Pennsylvania				6,837,915
Puerto Rico — 0.6%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	1,000,000	972,420
Tennessee — 1.3%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,138,200
Texas — 22.8%
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,537,530	(a)(e)
Burnet County, TX, Public Facility Project Revenue	7.500%	8/1/24	1,375,000	938,506
Garza County, TX, Public Facility Corp.	5.500%	10/1/18	1,000,000	1,010,320
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	2,000,000	2,033,160
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	2,000,000	2,027,560	(a)(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	1,860,420
Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	2,750,000	2,575,925	(a)
Laredo, TX, ISD Public Facility Corp., Lease Revenue, AMBAC	5.000%	8/1/29	1,000,000	1,000,380
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	5,674,320
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	1,000,000	1,005,150
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,533,250
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	1,643,640
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,115,480
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,261,280
Texas State Public Finance Authority:
Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	981,610
Uplift Education	5.750%	12/1/27	1,500,000	1,403,400
West Texas Detention Facility Corp. Revenue	8.000%	2/1/25	1,865,000	1,830,423
Willacy County, TX, Local Government Corp. Revenue	6.875%	9/1/28	1,000,000	1,030,000
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	1,000,000	1,042,480

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	$550,000	$485,177
Total Texas				36,990,011
U.S. Virgin Islands — 1.6%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,614,425
Virginia — 2.2%
Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project	8.125%	4/1/30	295,000	276,341
Broad Street CDA Revenue	7.500%	6/1/33	748,000	856,019	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	2,500,000	2,522,025	(a)
Total Virginia				3,654,385
West Virginia — 1.5%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	2,500,000	2,403,525
Wisconsin — 0.6%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,018,370
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $156,624,912)				157,119,578
SHORT-TERM INVESTMENTS — 1.9%
Maryland — 0.7%
Maryland State Stadium Authority, Sports Facilities Lease Revenue, Football Stadium, SPA-Dexia Credit Local	2.000%	3/1/26	1,100,000	1,100,000	(f)(g)
New York — 0.4%
New York City, NY, GO, LOC-Dexia Credit Local	1.400%	1/1/36	700,000	700,000	(f)(g)
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.900%	1/15/43	1,100,000	1,100,000	(f)(g)
Virginia — 0.1%
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.240%	7/1/42	200,000	200,000	(f)(g)
TOTAL SHORT-TERM INVESTMENTS (Cost — $3,100,000)				3,100,000
TOTAL INVESTMENTS — 98.6% (Cost — $159,724,912#)				160,219,578
Other Assets in Excess of Liabilities — 1.4%				2,299,519
TOTAL NET ASSETS — 100.0%				$162,519,097

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	The coupon payment on these securities is currently in default as of July 31, 2011.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
ISD	- Independent School District
LOC	- Letter of Credit
MFH	- Multi-Family Housing
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFC	- Public Facilities Corporation
SPA	- Standby Bond Purchase Agreement - Insured Bonds

Summary of Investments by Industry *

Industrial revenue	31.7%
Health care	18.0
Leasing	11.4
Transportation	7.1
Pre-refunded/escrowed to maturity	6.4
Special tax obligation	5.9
Education	5.8
Power	5.3
Other	2.9
Solid waste/resource recovery	1.6
Water & sewer	1.3
Local general obligation	0.5
Housing	0.2
Short-term investments	1.9
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of July 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

July 31, 2011

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	3.6%
AA/Aa	2.1
A	22.1
BBB/Baa	37.9
BB/Ba	3.9
B/B	1.3
CCC/Caa	1.6
CC/Ca	1.0
D	0.2
A-1/VMIG 1	1.9
NR	24.4

100.0%

† As a percentage of total investments.

‡ The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 8 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$157,119,578	—	$157,119,578
Short-term investments†	—	3,100,000	—	3,100,000
Total investments	—	$160,219,578	—	$160,219,578

†See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,533,767
Gross unrealized depreciation	(5,039,101)
Net unrealized appreciation	$494,666

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 22, 2011